Notes Payable and Convertible Debt (Details) - AutoLotto, Inc. [Member] - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2018	Jun. 29, 2020	May 01, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Aug. 31, 2020	May 02, 2020	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2017
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount				$ 48,803,780		$ 48,803,780		$ 10,364,302	$ 4,742,939
Loss on extinguishment						(71,174)
Balance of the loans totaled				2,976		2,976		17,700
Membership interest, description	the Company entered into several notes payable for $12,674,635 with the sellers of the TinBu and a broker involved in the transaction. The notes have an interest rate of 0%, and they mature on January 25, 2022. As of September 30, 2021 and December 31, 2020, the balance of the notes was $5,496,393 and $11,067,643, respectively.
Secured Convertible Note [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Fair value convertible promissory note				935,000		$ 935,000
Convertible shares (in Shares)						465,170
Series A Notes [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount															$ 821,500
Interest rate															10.00%
Convertible promissory note balance						$ 821,500		821,500
Series B Notes [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount								$ 8,592,828						$ 8,592,828
Interest rate								8.00%						8.00%
Convertible Promissory Note Agreements [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount				2,992,500		2,992,500
Convertible promissory note balance					$ 36,598,733
Notes and Loans Payable					$ 0.08
Additional principal amount				527,500
Loss on extinguishment				$ 71,812
Series B Convertible Notes [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Convertible promissory note balance						$ 48,032,280
PPP Loan [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount												$ 493,225
Short Term Loans [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount		$ 150,000									$ 37,199
Interest rate		3.75%
Short term loans, description		Company entered into a Promissory Note with the U.S. Small Business Administration (“SBA”) for $150,000. The loan has a thirty-year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments are deferred for twelve months after the date of disbursement. The loan may be prepaid at any time prior to maturity with no prepayment penalties. The Promissory Note contains events of default and other provisions customary for a loan of this type. As of September 30, 2021 and December 31, 2020, the balance of the loan was $150,000.
Balance of loan amount								$ 150,000			$ 17,700
Notes Payable [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Interest rate	0.00%
Notes payable	$ 12,674,635
Balance on notes payable								11,067,643	11,943,767
Loans Payable [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Maturity date	Jan. 25, 2022
Secured Convertible Note [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Fair value convertible promissory note								$ 935,000
Convertible shares (in Shares)								465,170
Percentage of notes prepaid								50.00%
Series A Notes [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount										$ 821,500
Interest rate										10.00%
Convertible promissory note balance								$ 821,500	821,500
Percentage of voting power								50%
Equity financing with total proceeds								$ 20,000,000
Convertible notes, description								(i) the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by a discount factor of 0.8 — 0.95, depending on the date of closing of the qualified financing; or (ii) the quotient resulting from dividing $500 million by the number of outstanding shares of common stock of the Company immediately prior to the Qualified Financing. The terms of the note do not allow voluntary conversion by the noteholders. As of December 31, 2020 there have been no Qualified Financing events.
Maturity date										Jun. 30, 2021
Series A Notes [Member] | Convertible Promissory Note Agreements [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount															$ 821,500
Interest rate															10.00%
Convertible promissory note balance								$ 821,500	821,500
Series B Notes [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Aggregate amount										$ 8,592,828			$ 100,000
Interest rate										8.00%
Convertible promissory note balance								$ 8,592,828	8,592,828
Percentage of voting power								50%
Equity financing with total proceeds								$ 20,000,000
Convertible notes, description								(i) the price paid per share for Equity Securities by the Investors in the Qualified Financing multiplied by a discount factor of 0.75, depending on the date of closing of the qualified financing; or (ii) the quotient resulting from dividing $150 million by the number of outstanding shares of common stock of the Company immediately prior to the Qualified Financing. The terms of the note do not allow voluntary conversion by the noteholders. As of December 31, 2020 there have been no Qualified Financing events.
Accumulative face value								$ 5,621,363	$ 2,886,439
Series B Notes [Member] | Convertible Debt [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Convertible notes, description								For the years ended December 31, 2020 and 2019, respectively the Company issued additional Series B convertible promissory notes with the accumulative face value of $5,621,363 and $2,886,439, respectively. All of the convertible notes were issued with an interest rate of 8% and maturity date of December 31, 2021 with the exception of one note for $10,000 has a maturity of December 31, 2022.
PPP Loan [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Convertible notes, description			the Company entered into a Promissory Note with Cross River Bank, which provided for a loan in the aggregate amount of $493,225, pursuant to the Paycheck Protection Program, (“PPP”). The PPP, established under Division A, Title I of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) enacted on March 27, 2020, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualified Expenses”), and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.
Common Stock [Member] | Secured Convertible Note [Member]
Notes Payable and Convertible Debt (Details) [Line Items]
Percentage of voting power								50%